Pay vs Performance Disclosure - USD ($)	2 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Tabular Pay vs. Performance Disclosures
					Value of Fixed $100 Investment Based On:
Fiscal Period	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid for PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid for Non-PEO NEOs (4)	Mirion Technologies Total Shareholder Return (5)	Russell 2000 Index Total Shareholder Return (6)	Net Income (Loss) (7)	Adjusted EBITDA (7)(8)
Fiscal Year 2023	$4,883,922	$18,137,940	$1,238,261	$2,020,458	$103	$143	$(96,900,000)	$180,700,000
Fiscal Year 2022	$4,075,099	$(12,917,132)	$921,514	$(55,742)	$66	$121	$(288,400,000)	$164,700,000
Partial Fiscal Year 2021	$6,882,576	$13,399,948	$1,114,587	$1,825,348	$105	$140	Successor - $(23,000,000) Predecessor - $(152,400,000)	Successor - $44,500,000 Predecessor - $62,100,000
Fiscal Year 2021	$20,622,413	$20,622,413	$2,684,014	$2,684,014	$105	$137	Predecessor - $(158,400,000)	Predecessor - $152,200,000

Company Selected Measure Name				Adjusted EBITDA
Named Executive Officers, Footnote
Mr. Logan was our PEO for all years shown, The amounts reported are the amounts of total compensation reported for our PEO for each corresponding year in the "Total" column of the Summary Compensation Table in each applicable year.
The amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEO), in the “Total” column of the Summary Compensation Table in each applicable year. For Fiscal Year 2021 and Partial Fiscal Year 2021, the Company's non-PEO NEOs were Brian Schopfer and Michael Freed. For Fiscal Year 2022, the Company's non-PEO NEOs were Brian Schopfer, Michael Freed, Loic Eloy and Michael Rossi. For Fiscal Year 2023, the Company's non-PEO NEOs were Brian Schopfer, Loic Eloy and Michael Rossi.

Peer Group Issuers, Footnote				Represents the weighted peer group TSR. The peer group used for this purpose is the Russell 2000 Industrials Index. The peer group TSR calculated for the Russell 2000 Industrials Index is based on an assumed $100 investment as of 8/20/2020, the first trading day within the July 1, 2020 - June 30, 2021 fiscal period, and the reinvestment of any issued dividends. The Russell 2000 Industrials Index is utilized to help determine executive pay as Company TSR relative to the Russell 2000 Industrials Index is the basis, in part, by which executive performance awards are earned.
PEO Total Compensation Amount			$ 6,882,576	$ 4,883,922	$ 4,075,099	$ 20,622,413
PEO Actually Paid Compensation Amount			13,399,948	$ 18,137,940	(12,917,132)	20,622,413
Adjustment To PEO Compensation, Footnote	The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to arrive at compensation actually paid to our PEO during each year shown:

PEO "CAP" Calculation Detail
	Fiscal Period
Compensation Element	Fiscal Year 2021	Partial Fiscal Year 2021	Fiscal Year 2022	Fiscal Year 2023
Summary Compensation Table (SCT) Reported Total Compensation	$20,622,413	$6,882,576	$4,075,099	$4,883,922
Aggregate SCT Reported Equity Compensation (-)	(19,240,000)	(5,509,532)	(2,901,854)	(3,016,939)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	19,240,000	5,730,904	2,290,703	4,643,369
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	—	6,296,000	(16,021,350)	11,113,865
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	—	—	(359,730)	513,723
"Compensation Actually Paid" Determination	$20,622,413	$13,399,948	$(12,917,132)	$18,137,940

				The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount			1,114,587	$ 1,238,261	921,514	2,684,014
Non-PEO NEO Average Compensation Actually Paid Amount			1,825,348	$ 2,020,458	(55,742)	2,684,014
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Average Non-PEO NEOs "CAP" Calculation Detail
	Fiscal Period
Compensation Element	Fiscal Year 2021	Partial Fiscal Year 2021	Fiscal Year 2022	Fiscal Year 2023
Summary Compensation Table (SCT) Reported Total Compensation	$2,684,014	$1,114,587	$921,514	$1,238,261
Aggregate SCT Reported Equity Compensation (-)	(2,104,375)	(550,946)	(454,065)	(505,565)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	2,104,375	573,082	362,012	472,866
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	—	688,625	(867,217)	771,458
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	—	—	(17,986)	43,438
"Compensation Actually Paid" Determination	$2,684,014	$1,825,348	$(55,742)	$2,020,458

				The equity award adjustments for each fiscal year include the amounts noted in footnote 2.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Adjusted EBITDA
Adjusted Free Cash Flow
Adjusted Organic Revenue
Relative Total Shareholder Return

Total Shareholder Return Amount			105	$ 103	66	105
Peer Group Total Shareholder Return Amount			$ 140	143	121	137
Net Income (Loss)	$ (23,000,000)	$ (152,400,000)		$ (96,900,000)	$ (288,400,000)	$ (158,400,000)
Company Selected Measure Amount	44,500,000	62,100,000		180,700,000	164,700,000	152,200,000
PEO Name			Mr. Logan	Mr. Logan	Mr. Logan	Mr. Logan
Additional 402(v) Disclosure	TSR for the Company is calculated based on an assumed $100 investment as of 8/20/2020, the first trading day within the July 1, 2020 - June 30, 2021 fiscal period, and the reinvestment of any issued dividends.The dollar amounts reported represent the amount of net income reflected in the Company's audited financial statements for the applicable fiscal year. The amount of net income reported for the fiscal period from July 1, 2020 through December 31, 2021 reflects the net income relating to the Predecessor for July 1, 2021 through October 19, 2021 and the net income relating to the Successor for October 20, 2021 through December 31, 2021.
We use financial measures in this proxy statement, including Adjusted EBITDA, Adjusted Free Cash Flow and Adjusted Organic Revenue, that are not measures of financial performance under GAAP, in particular as compensation targets and for the performance measures described above herein. We believe that non-GAAP financial information, when taken collectively, may be helpful to management and investors because it provides consistency and comparability with past financial performance. However, non-GAAP financial information is presented for supplemental informational purposes only, has limitations as an analytical tool, and should not be considered in isolation or as a substitute for financial information presented in accordance with GAAP. Other companies, including companies in our industry, may calculate similarly titled non-GAAP measures differently or may use other measures to evaluate their performance, all of which could reduce the usefulness of our non-GAAP financial measures as tools for comparison. Investors are encouraged to review the related GAAP financial measures and the reconciliation of these non-GAAP financial measures to their most directly comparable GAAP financial measures and not rely on any single financial measure to evaluate our business.

Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Non-GAAP Measure Description
The Company Selected Measure is Adjusted EBITDA. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider Adjusted EBITDA, which is one of the measures used to determine annual cash incentive compensation for our NEOs, to be the most important performance measure used by to link compensation actually paid to the NEOs for fiscal year 2023 to Company performance. For a reconciliation of Adjusted EBITDA to net income, (loss), please see the reconciliation below under “Tabular List of Performance Measures.” Adjusted EBITDA used for our compensation programs differs from reported adjusted EBITDA due to adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates.
Adjusted EBITDA is defined as GAAP net income before interest expense, income tax expense, depreciation and amortization adjusted to remove the impact of foreign currency gains and losses, amortization of acquired intangible assets, the impact of purchase accounting on the recognition of deferred revenue, changes in the fair value of warrants, certain non-operating expenses (impairment related to a business held for sale and an equity investment, incremental one-time costs related to the Business Combination, incremental one-time costs associated with becoming a public company, mergers and acquisition expenses, restructuring costs, costs to achieve information technology system integration and efficiency, and costs to achieve integration and operational synergies), stock-based compensation expense, debt extinguishment, goodwill impairment, and the income tax impacts of these adjustments. Adjusted EBITDA used for our compensation programs differs from reported adjusted EBITDA due to adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates. A reconciliation of Adjusted EBITDA to the most comparable GAAP measure is set forth in the table that follows.

	Successor			Predecessor
(In millions)	Year Ended December 31, 2023	Year Ended December 31, 2022	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Year Ended June 30, 2021
Net loss (GAAP)	$(98.7)	$(288.4)	$(23.0)	$(105.7)	$(158.4)
Interest expense, net	57.1	41.9	6.2	52.8	163.2
Income tax (benefit) provision	(6.6)	(18.2)	(6.8)	(5.6)	(5.9)
Amortization	131.3	145.8	32.0	19.7	62.8
Depreciation - Mirion Business Combination step up	6.4	6.4	1.3	—	—
Depreciation - all other	25.1	22.3	4.0	6.2	20.8
Stock-based compensation expense	21.9	31.8	5.3	9.3	—
Increase (decrease) in fair value of warrant liabilities	24.8	(37.6)	(1.2)	—	—
Goodwill impairment	—	211.8	—	—	—
Other impairments	—	7.0	—	—	—
Debt extinguishment	2.6	—	—	15.9	—
Foreign currency (gain) loss, net	(0.3)	4.9	1.6	(0.6)	13.4
Revenue reduction from purchase accounting	—	—	2.3	4.5	8.0
Cost of revenues impact from inventory valuation purchase accounting	—	6.3	15.8	—	5.2
Non-operating expenses	17.1	30.7	7.0	34.7	43.1
Reported Adjusted EBITDA (Non-GAAP)	180.7	164.7	$44.5	$31.2	$152.2
Adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates	(2.2)	1.8
Adjusted EBITDA for Compensation (Non-GAAP)	$178.5	$166.5
Medical Group

	Successor		Predecessor
(In millions)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended June 30, 2021
Income from operations (GAAP)	$13.0	$(98.9)	$2.3
Amortization	54.7	64.3	23.2
Depreciation - Mirion Business Combination step up	4.8	4.8	—
Depreciation - all other	15.7	13.3	10.1
Stock-based compensation expense	0.7	0.6	—
Goodwill impairment	—	87.3	—
Revenue reduction from purchase accounting	—	—	8.0
Cost of revenues impact from inventory valuation purchase accounting	—	0.9	5.2
Non-operating expenses(1)	8.6	14.6	3.6
Reported Adjusted EBITDA (Non-GAAP)	97.5	86.9	$52.4
Adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates	(1.1)	(0.3)
Adjusted EBITDA for Compensation (Non-GAAP)	$96.4	$86.6
(1) In FY 2023, non-operating expenses were included in Medical Group and Technologies Group segment earnings for the first time. For comparability purposes, reported income (loss) from operations has been adjusted for prior periods. Non-operating expenses only impacted adjusted EBITDA for compensation purposes in FY 2023.
Technologies Group

	Successor		Predecessor
(In millions)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended June 30, 2021
Income from operations (GAAP)	$46.0	$(103.1)	$68.1
Amortization	76.6	81.5	39.6
Depreciation - Mirion Business Combination step up	1.4	1.4	—
Depreciation - all other	8.9	8.2	10.1
Stock-based compensation expense	1.3	1.0	—
Goodwill impairment	—	124.5	—
Cost of revenues impact from inventory valuation purchase accounting	—	5.4	—
Non-operating expenses(1)	1.1	5.1	13.3
Other income/expense	0.1	—	0.4
Reported Adjusted EBITDA (Non-GAAP)	135.4	124.0	$131.5
Adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates	(1.0)	2.0
Adjusted EBITDA for Compensation (Non-GAAP)	$134.4	$126.0
(1) In FY 2023, non-operating expenses were included in Medical Group and Technologies Group segment earnings for the first time. For comparability purposes, reported income (loss) from operations has been adjusted for prior periods. Non-operating expenses only impacted adjusted EBITDA for compensation purposes in FY 2023.

Enterprise

	Successor		Predecessor
(In millions)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended June 30, 2021
Income from operations (GAAP)	$(80.9)	$(95.8)	$(59.2)
Depreciation - Mirion Business Combination step up	0.2	0.2	—
Depreciation - all other	0.5	0.8	0.6
Stock-based compensation expense	19.9	30.2	—
Other impairment	—	7.0	—
Non-operating expenses(1)	8.5	11.0	27.0
Other income/expense	(0.4)	0.4	(0.1)
Reported Adjusted EBITDA (Non-GAAP)	$(52.2)	$(46.2)	$(31.7)
(1) In FY 2023, non-operating expenses were included in Medical Group and Technologies Group segment earnings for the first time. For comparability purposes, reported income (loss) from operations has been adjusted for prior periods. Non-operating expenses only impacted adjusted EBITDA for compensation purposes in FY 2023.

Measure:: 2
Pay vs Performance Disclosure
Name				Adjusted Free Cash Flow
Non-GAAP Measure Description
Adjusted Free Cash Flow is defined as free cash flow adjusted to include the impact of cash used to fund certain non-operating expenses described above in the definition of Adjusted EBITDA as well as proceeds from derivative contracts. Free cash flow is defined as GAAP net cash provided by operating activities adjusted to include the impact of purchases of property, plant, and equipment and purchases of badges. Our Adjusted Free Cash Flow used for purposes of our compensation programs are included below, including a reconciliation of Adjusted Free Cash Flow to the most comparable GAAP measure is set forth below:

	Successor		Predecessor
(In millions)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended June 30, 2021
Net cash provided by operating activities	$95.2	$39.4	$53.6
Purchases of property, plant, and equipment and badges	(37.1)	(34.2)	(23.2)
Free cash flow (non-GAAP)	$58.1	$5.2	$30.4
Proceeds from derivative contracts	4.4	—	—
Cash used for non-operating expenses	11.7	30.7	30.8
Other	(0.6)	—	—
Adjusted free cash flow (non-GAAP)	$73.6	$35.9	$61.2

Measure:: 3
Pay vs Performance Disclosure
Name				Adjusted Organic Revenue
Non-GAAP Measure Description
Adjusted Organic Revenues is defined as adjusted revenues excluding the impact of foreign exchange rates as well as mergers and acquisitions in the period. Adjusted Revenues is defined as GAAP revenues adjusted to remove the impact of purchase accounting on the recognition of deferred revenues. The Adjusted Organic Revenues used for purposes of our compensation programs is included below, including a reconciliation of Adjusted Organic Revenues to the most comparable GAAP measure is set forth below. Adjusted Organic Revenue Growth is calculated by comparing Adjusted Organic Revenues (non-GAAP) to Adjusted Revenues (non-GAAP) in the prior year.

	Successor	Successor
(In millions)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year-over-Year Growth Percentage(1)
Revenues (GAAP)	$800.9	$717.8
Revenues reduction from purchase accounting	—	—
Adjusted revenues (non-GAAP)	$800.9	$717.8
Less effect of acquisitions / divestitures	(10.8)
Less effect of foreign currency translation	(5.7)
Adjusted organic revenues (non-GAAP)	$784.4		9.3%
(1) Year-over-year growth percentage is calculated as 2023 adjusted organic revenues less 2022 adjusted revenues, divided by 2022 adjusted revenues.

	Successor	Successor	Predecessor		Combined (Non-GAAP)
(In millions)	Year Ended December 31, 2022	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2021	Year-over-Year Growth Percentage(1)
Revenues (GAAP)	$717.8	$154.1	$168.0	$346.2	$668.3
Revenues reduction from purchase accounting	—	2.3	4.5	8.0	14.8
Adjusted revenues (non-GAAP)	$717.8	$156.4	$172.5	$354.2	$683.1
Less effect of acquisitions	(27.0)
Less effect of foreign currency translation	31.0
Adjusted organic revenues (non-GAAP)	$721.8					5.7%
(1) Year-over-year growth percentage is calculated as 2022 adjusted organic revenues less 2021 combined adjusted revenues, divided by 2021 combined adjusted revenues.

Medical Group

	Successor	Successor
(In millions)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year-over-Year Growth Percentage(1)
Revenues (GAAP)	$284.5	$271.7
Revenues reduction from purchase accounting	—	—
Adjusted revenues (non-GAAP)	$284.5	$271.7
Less effect of acquisitions / divestitures	10.1
Less effect of foreign currency translation	(0.8)
Adjusted organic revenues (non-GAAP)	$293.8		8.1%
(1) Year-over-year growth percentage is calculated as 2023 adjusted organic revenues less 2022 adjusted revenues, divided by 2022 adjusted revenues.

	Successor	Successor	Predecessor		Combined (Non-GAAP)
(In millions)	Year Ended December 31, 2022	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2021	Year over Year growth Percentage(1)
Revenues (GAAP)	$271.7	$49.2	$60.3	$103.6	$213.1
Revenues reduction from purchase accounting	—	2.3	4.5	8.0	14.8
Adjusted revenues (non-GAAP)	$271.7	$51.5	$64.8	$111.6	$227.9
Less effect of acquisitions	(11.6)
Less effect of foreign currency translation	2.4
Adjusted organic revenues (non-GAAP)	$262.5					15.2%
(1) Year-over-year growth percentage is calculated as 2022 adjusted organic revenues less 2021 combined adjusted revenues, divided by 2021 combined adjusted revenues.

Technologies Group

	Successor	Successor
(In millions)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year-over-Year Growth Percentage(1)
Revenues (GAAP)	$516.4	$446.1
Revenues reduction from purchase accounting	—	—
Adjusted revenues (non-GAAP)	$516.4	$446.1
Less effect of acquisitions / divestitures	(20.5)
Less effect of foreign currency translation	(4.9)
Adjusted organic revenues (non-GAAP)	$491.0		10.1%
(1) Year-over-year growth percentage is calculated as 2023 adjusted organic revenues less 2022 adjusted revenues, divided by 2022 adjusted revenues.

	Successor	Successor	Predecessor		Combined (Non-GAAP)
(In millions)	Year Ended December 31, 2022	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2021	Year over Year growth Percentage(1)
Revenues (GAAP)	$446.1	$104.9	$107.7	$242.6	$455.2
Revenues reduction from purchase accounting	—	—	—	—	—
Adjusted revenues (non-GAAP)	$446.1	$104.9	$107.7	$242.6	$455.2
Less effect of acquisitions	(15.4)
Less effect of foreign currency translation	28.6
Adjusted organic revenues (non-GAAP)	$459.3					0.9%
(1) Year-over-year growth percentage is calculated as 2022 adjusted organic revenues less 2021 combined adjusted revenues, divided by 2021 combined adjusted revenues.

Measure:: 4
Pay vs Performance Disclosure
Name				Relative Total Shareholder Return
Non-GAAP Measure Description
Relative TSR is defined as the Total Shareholder Return for Mirion during the relevant performance period measured as a comparative percentile to the all companies in the Russell 2000 Industrials index. Total Shareholder Return is the share price appreciation of any particular company’s publicly traded common stock plus dividends accrued, as measured during the applicable performance period.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (5,509,532)	$ (3,016,939)	$ (2,901,854)	$ (19,240,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,730,904	4,643,369	2,290,703	19,240,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,296,000	11,113,865	(16,021,350)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	513,723	(359,730)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(550,946)	(505,565)	(454,065)	(2,104,375)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			573,082	472,866	362,012	2,104,375
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			688,625	771,458	(867,217)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 43,438	$ (17,986)	$ 0